SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

13.SHARE-BASED COMPENSATION

On February 23, 2021, the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”), in which a maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 65,000 shares. Subject to the adjustment provisions of the 2021 Plan, the number of shares of the Company’s common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning with 2022 fiscal year and ending on the Company’s 2031 fiscal year in an amount equal to the least of: 1) 1,300 shares of the Company’s common stock; 2) four percent (4%) of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year; or 3) such number of shares of the Company’s common stock as the administrator may determine.

At the 2023 Annual Meeting, the Company’s stockholders approved an amendment (the “2023 Plan Amendment”) to the Company’s 2021 Plan, increasing the number of the shares of common stock reserved for issuance under the 2021 Plan from 2,500 shares to 14,862 shares. The Company’s Board of Directors had previously approved the 2023 Plan Amendment, subject to stockholder approval.

At the 2025 Annual Meeting, the Company’s stockholders approved an amendment (the “2025 Plan Amendment”) to the Company’s 2021 Plan, (i) increasing the number of the shares of common stock, reserved for issuance thereunder from 16,873 shares to 32,873 shares, and (ii) setting the “evergreen” share amount to 4% of the outstanding shares of common stock. The Company’s Board of Directors had previously approved the 2025 Plan Amendment, subject to stockholder approval.

At the 2026 Annual Meeting, the Company’s stockholders approved an amendment (the “2026 Plan Amendment”) to the Company’s 2021 Plan, increasing the number of the shares of common stock reserved for issuance under the 2021 Plan to 42,892 shares. The Company’s Board of Directors had previously approved the 2026 Plan Amendment, subject to stockholder approval.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards.

The following table reflects share activity under the share option plans for the six months ended June 30, 2026:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2026	32,877	$295.00	8.95	$156.00
Granted	—	—
Exercised	(102)	1.75
Forfeited	(8,958)	324.11
Expired	—	—
Options outstanding at June 30, 2026	23,817	$283.50	8.50	$137.00
Options exercisable at June 30, 2026	14,376	$376.00	8.33		$0.00

Stock-based compensation is included in the unaudited interim condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$17	$75	$74	$147
General and administration	195	184	393	362
Total	$212	$259	$467	$509

Total compensation cost related to non-vested stock option awards not yet recognized as of June 30, 2026 was $1.0 million and will be recognized on a straight-line basis through the end of the vesting periods in September 2028. The amount of future stock option compensation expense could be affected by any future option grants or by any forfeitures.

10.SHARE-BASED COMPENSATION:

On February 23, 2021, the Company approved the 2021 Equity Incentive Plan (“2021 Plan”), in which a maximum aggregate number of shares of common stock that may be issued under the 2021 Plan is 65,000 shares. Subject to the adjustment provisions of the 2021 Plan, the number of shares of the Company’s common stock available for issuance under the 2021 Plan will also include an annual increase on the first day of each fiscal year beginning with 2022 fiscal year and ending on the Company’s 2031 fiscal year in an amount equal to the least of: 1) 1,300 shares of the Company’s common stock; 2) four percent (4%) of the outstanding shares of the Company’s common stock on the last day of the immediately preceding fiscal year; or 3) such number of shares of the Company’s common stock as the administrator may determine.

At the 2023 Annual Meeting, the Company’s stockholders approved an amendment (the “2023 Plan Amendment”) to the Company’s 2021 Plan, increasing the number of the shares of common stock reserved for issuance under the 2021 Plan from 2,500 shares to 14,862 shares. The Company’s Board of Directors (the “Board”) had previously approved the 2023 Plan Amendment, subject to stockholder approval.

At the 2025 Annual Meeting, the Company’s stockholders approved an amendment (the “2025 Plan Amendment”) to the Company’s 2021 Plan, (i) increasing the number of the shares of common stock, reserved for issuance thereunder from 16,873 shares to 32,873 shares, and (ii) setting the “evergreen” share amount to 4% of the outstanding shares of common stock. The Company’s Board of Directors had previously approved the 2025 Plan Amendment, subject to stockholder approval.

Determining the appropriate fair value of share-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock, and for share options, the expected life of the option, and expected share price volatility. The Company uses the Black-Scholes option pricing model to value its share option awards. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, the share-based compensation expense could be materially different for future awards.

	September 3,	April 15,	June 14,
	2025	2025	2024
Expected term (years)	5.75	5.75	5.73
Risk-free interest rate	3.78%	4.04%	4.21%
Expected volatility	50%	50%	50%
Expected dividend yield	0%	0%	0%

The Company estimates its expected volatility by using a combination of historical share price volatilities of similar companies within our industry. The risk-free interest rate assumption is based on observed interest rates for the appropriate term of the Company’s options on a grant date. The contractual term is 10 years, and the expected option term is lower.

The following table reflects share activity under the share option plans for the year ended December 31, 2025:

			Weighted-
			Average
		Weighted-	Remaining	Weighted-	Aggregate
		Average	Contractual	Average	Intrinsic
	Number of	Exercise	Term	Fair Value at	Value
	Shares	Price	(Years)	Grant Date	(in thousands)
Options outstanding at January 1, 2025	12,398	$615.50	9.06	$177.00
Granted	20,639	104.49
Exercised	—	—
Forfeited	(160)	524.00
Expired	—	—
Options outstanding at December 31, 2025	32,877	$295.00	8.95	$156.00
Options exercisable at December 31, 2025	16,080	$421.85	8.72		$359.50

The weighted average grant-date fair value of the stock options granted during the years ended December 31, 2025 and 2024 was approximately $53.61 and $167.70 per share, respectively.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of our common stock at the end of the year for those options that had exercise prices lower than the fair value of our common stock.

Stock-based compensation, including stock options is included in the consolidated statements of operations as follows:

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$291	$268
General and administration	749	582
Total	$1,040	$850

As of December 31, 2025, there was $1.8 million of compensation cost related to non-vested stock option awards not yet recognized that will be recognized on a straight-line basis through the end of the vesting periods in September 2028. The amount of future stock option compensation expense could be affected by any future option grants or by any forfeitures.